Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes of Allowance for Credit Losses [Abstract]
Beginning balance	$ 2,861	$ 3,015	$ 22,945
Additional reserve through credit loss expense	9,889
Credit losses reversal		(154)	(19,930)
Ending balance	$ 12,750	$ 2,861	$ 3,015